9. Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan Borrower Sector [Abstract]
Commercial, and industrial	R$ 191,281,653	R$ 145,387,439	R$ 146,293,616
Real estate-construction	45,791,869	39,720,713	36,515,352
Installment loans to individuals	178,652,145	160,036,668	137,287,593
Lease financing	2,096,359	2,111,840	1,836,629
Total	R$ 417,822,026	R$ 347,256,660	R$ 321,933,190